Summary of Significant Accounting Policies and Basis of Presentation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Fair Value on a Recurring Basis by Level within the Fair Value Hierarchy

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Marketable Securities	2,175	-	-	2,175
Investment under the fair value option	1,127			1,127
Total assets	3,302	-	-	3,302

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$

Assets:
Marketable Securities	250	-	-	250
Total assets	250	-	-	250
	As of June 30, 2026
	Level 1	Level 2	Level 3	Total
	US$

Liabilities:
Stock purchase warrant liabilities	-	-	124,387	124,387
Total liabilities	-	-	124,387	124,387

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$

Liabilities:
Private Placement Warrant	-	-	24,521	24,521
Total liabilities	-	-	24,521	24,521

The Company’s financial assets that are measured at fair value on a recurring basis by level within the fair value hierarchy are as follows:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$
Assets:
Marketable Securities	250	-	-	250
Total assets	250	-	-	250
	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	US$
Liabilities:
September 2025 Private Placement Warrant	-	-	24,521	24,521
Total liabilities	-	-	24,521	24,521

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
	US$
Liabilities:
Embedded Derivative Liability	-	-	848	848
June 2024 Warrants	-	-	5,334	5,334
November 2024 Warrant	-	-	12,468	12,468
Pre-funded Warrants	-	-	52,682	52,682
Private Placement Warrant	-	-	94,287	94,287
Total liabilities	-	-	165,619	165,619

Schedule of Fair Value of the Level 3 Liabilities was Determined using Valuation Models	The fair value of the Level 3 liabilities was determined using valuation models. Significant unobservable inputs include expected volatility, expected term, risk-free interest rate and discount rates.
	Private Placement Warrant	February 2026 Warrants	Derivative liabilities	Total
Liabilities:
Outstanding at December 31, 2025	24,521	-	-	24,521
Additions	-	25,429	-	25,429
Liabilities assumed as part of subsidiary consolidated for the first time	-	-	8,779	8,779
Exercised	(17,758)	-	(3,153)	(20,911)
Changes in fair value	(6,763)	98,958	(5,626)	86,569
Outstanding at June 30, 2026	-	124,387	-	124,387

The following table presents the changes in fair value of the level 3 fair value measurements of the Company’s liabilities for the period from December 31, 2024 through December 31, 2025.

	Embedded Derivative Liability	June 2024 Warrants	November 2024 Warrants	Pre-funded Warrants	Common Stock Warrant	Private Placement Warrant	Total
Liabilities:
Outstanding at December 31, 2024	848	5,334	12,468	52,682	94,287	-	165,619
Additions	-			-	-	23,435	23,435
Exercised	(260)	(1,054)	(2,079)	(10,229)	(18,557)	-	(32,179)
Changes in fair value	(588)	(4,280)	(10,389)	(42,453)	(75,730)	1,086	(132,354)
Outstanding at December 31, 2025	-	-	-	-	-	24,521	24,521

	Embedded Derivative Liability	June 2024 Warrants	November 2024 Warrants	Pre-funded Warrants	Common Stock Warrant	Private Placement Warrant	Total
Liabilities:
Outstanding at October 1, 2024	-	-	-	-	-	-	-
Additions	223	283	664	5,085	18,153	-	24,408
Changes in fair value	625	5,051	11,804	47,597	76,134	-	141,211
Outstanding at December 31, 2024	848	5,334	12,468	52,682	94,287	-	165,619

Schedule of Estimated Useful Lives
%
Furniture and office equipment	7-15
Leasehold improvements	(*)
Computers	33
Vehicle	15

(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

Schedule of Intangible Assets and their Useful Lives	Intangible assets and their useful lives are as follows:
Useful Life (in Years)

Customer relationships	11
Developed technology	15